Borrowings and SAFE Agreements (Details) - Part-2 - USD ($)		1 Months Ended							3 Months Ended		12 Months Ended
	Jan. 31, 2024	Mar. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Jan. 31, 2021	Sep. 30, 2019	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Borrowings and SAFE Agreements [Line Items]
Initial fair value													$ 100,000
Other expense											$ 0	$ 0
Other income (expenses)									$ 1,519,000	$ 317,000	$ (29,862,000)	(1,858,000)
Exercise price per share (in Dollars per share)									$ 0.01		$ 0.01
Conversion Amount [Member]
Borrowings and SAFE Agreements [Line Items]
Total Principal amount								$ 100,000
Weighted-average effective interest rate													17.60%
Maturity date						Jun. 30, 2021
Other Expense [Member]
Borrowings and SAFE Agreements [Line Items]
Other expense											$ 0	$ 0
2022 Convertible Notes [Member]
Borrowings and SAFE Agreements [Line Items]
Initial fair value											$ 500,000
Weighted-average effective interest rate											25.60%
Other income (expenses)											$ 900,000
2022 Convertible Notes [Member] | Convertible Note [Member]
Borrowings and SAFE Agreements [Line Items]
Total Principal amount											$ 3,800,000
Simple interest rate											2.00%
Conversion rate											80.00%
2022 Convertible Notes [Member] | Series D Preferred Stock [Member] | Conversion Amount [Member]
Borrowings and SAFE Agreements [Line Items]
Converted, shares (in Shares)		785,799
2021 Promissory Notes [Member]
Borrowings and SAFE Agreements [Line Items]
Short-term promissory note			$ 2,000,000	$ 500,000
Financing fee			$ 300,000
Exercise price per share (in Dollars per share)			$ 0.01
2021 Promissory Notes [Member] | Promissory Note [Member]
Borrowings and SAFE Agreements [Line Items]
Simple interest rate				2.00%
Shares, issued (in Shares)			50,000
2021-A Convertible Notes [Member]
Borrowings and SAFE Agreements [Line Items]
Initial fair value											$ 600,000
Weighted-average effective interest rate											18.10%
Other income (expenses)											$ 800,000
Additional convertible note											500,000
Due and payable amount					3.00%
2021-A Convertible Notes [Member] | Convertible Note [Member]
Borrowings and SAFE Agreements [Line Items]
Total Principal amount											$ 4,300,000
Simple interest rate											2.00%
Conversion rate											80.00%
Converted, shares (in Shares)		869,640
Current Insight Promissory Note [Member] | Promissory Note [Member]
Borrowings and SAFE Agreements [Line Items]
Total Principal amount	$ 1,500,000						$ 100,000
Simple interest rate							0.14%